Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information
Segment Information
The Company’s operations are organized into two reportable segments: homebuilding and fee building. In determining the most appropriate reportable segments, we considered similar economic and other characteristics, including product types, average selling prices, gross margins, production processes, suppliers, subcontractors, regulatory environments, land acquisition results, and underlying demand and supply in accordance with ASC Topic 280, Segment Reporting.
Our homebuilding operations acquire and develop land and construct and sell single-family attached and detached homes. Our fee building operations build homes and manage construction related activities on behalf of third-party property owners and our joint ventures. In addition, our Corporate operations develop and implement strategic initiatives and support our operating segments by centralizing key administrative functions such as accounting, finance and treasury, information technology, insurance and risk management, litigation, marketing and human resources. A portion of the expenses incurred by Corporate are allocated to the fee building segment primarily based on its respective percentage of revenues. The assets of our fee building segment primarily consist of cash, restricted cash and accounts receivable. The majority of our Corporate personnel and resources are primarily dedicated to activities relating to our homebuilding segment, and, therefore, the balance of any unallocated Corporate expenses and assets are included in our homebuilding segment.

The reportable segments follow the same accounting policies as our consolidated financial statements described in Note 1. Operational results of each reportable segment are not necessarily indicative of the results that would have been achieved had the reportable segment been an independent, stand-alone entity during the periods presented. Financial information relating to reportable segments was as follows:

	Three Months Ended March 31,
	2017	2016
	(Dollars in thousands)
Revenues:
Homebuilding	$69,406	$42,303
Fee building, including management fees	55,617	42,937
Total	$125,023	$85,240

Income (loss) before income taxes:
Homebuilding	$(331)	$(3,134)
Fee building, including management fees	1,691	2,023
Total	$1,360	$(1,111)

	March 31,	December 31,
	2017	2016
	(Dollars in thousands)
Assets:
Homebuilding	$516,046	$393,095
Fee building	21,719	26,041
Total	$537,765	$419,136

Segment Information
The Company’s operations are organized into two reportable segments: homebuilding and fee building. In determining the most appropriate reportable segments, we considered similar economic and other characteristics, including product types, average selling prices, gross margins, production processes, suppliers, subcontractors, regulatory environments, land acquisition results, and underlying demand and supply in accordance with ASC Topic 280, Segment Reporting.
Our homebuilding operations acquire and develop land and construct and sell single-family attached and detached homes. Our fee building operations build homes and manage construction related activities on behalf of third-party property owners and our joint ventures. Corporate is a non-operating segment that develops and implements strategic initiatives and supports our operating segments by centralizing key administrative functions such as accounting, finance and treasury, information technology, insurance and risk management, litigation, marketing and human resources.  A portion of the expenses incurred by Corporate are allocated to the fee building segment primarily based on their respective percentage of revenues. The assets of our fee building segment primarily consist of cash, restricted cash and accounts receivable. The majority of our Corporate personnel and resources are primarily dedicated to activities relating to our homebuilding segment, and, therefore, the balance of any unallocated Corporate expenses and assets are included in our homebuilding segment.
The reportable segments follow the same accounting policies as our consolidated financial statements described in Note 1. Operational results of each reportable segment are not necessarily indicative of the results that would have been achieved had the reportable segment been an independent, stand-alone entity during the periods presented. Financial information relating to reportable segments was as follows:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in thousands)
Revenues:
Homebuilding	$507,949	$280,209	$56,094
Fee building, including management fees	186,507	149,890	93,563
Total	$694,456	$430,099	$149,657

Income before income taxes:
Homebuilding	$25,546	$23,698	$497
Fee building, including management fees	8,404	10,213	4,506
Total	$33,950	$33,911	$5,003

	December 31,
	2016	2015
	(Dollars in thousands)
Assets:
Homebuilding	$393,095	$331,697
Fee building	26,041	19,573
Total	$419,136	$351,270